[Janus Henderson Letterhead]

February 20, 2026

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS DETROIT STREET TRUST (the “Registrant”)

1933 Act File No. 333-207814

1940 Act File No. 811-23112

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1.	There are no changes to the Prospectus and Statement of Additional Information (“SAI”) from the forms of the Prospectus and SAI that were filed in Post-Effective Amendment No. 87 (“PEA No. 87”) on February 17, 2026, pursuant to Rule 485(b) under the 1933 Act for Janus Henderson AA-A CLO ETF.

2.	The text of PEA No. 87 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 336-7903.

Respectfully,

/s/ Cara Owen

Cara Owen, Esq.

Vice President, Secretary, and Chief Legal Officer of the Registrant

Enclosure (via EDGAR)

cc:	Jay Mensah, Esq.

Eric S. Purple, Esq.